COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 15 – COMMITMENTS AND CONTINGENCIES

The Company leases property for its day to day operations and has recently begun leasing facilities for possible retail dispensary locations and cultivation locations as part of the process of applying for retail dispensary and cultivation licenses.

Office Leases

On August 1, 2011, the Company entered into a lease agreement for office space located in West Hollywood, California through June 30, 2017 at a monthly rate of $14,397. Starting July 1, 2014, the monthly rent increased by 3% to $14,828 per month.

In addition, the Company leases office facilities located at West Hills, California and Scottsdale, Arizona from unrelated third parties at a monthly rate of $1,300 and $1,420. The West Hills lease is on a month to month basis. The Arizona lease is a non-auto renewing lease with the most current agreement covering the period from May 1, 2014 to October 31, 2014.

At December 17, 2013 the Company’s subsidiary Vaporfection International Inc. entered into a 1 year non-cancelable office lease in Deerfield Beach, Florida. The lease started on January 1, 2014 at a monthly rate of $1,981. After December 31, 2014 the lease converts to a month to month basis.

The Company rents virtual offices/meeting spaces in Tokyo, New York, Toronto and Seattle on a month to month basis for an aggregate of approximately $390 per month. The payment is charged to rent expense as incurred.

Total rent expense under operating leases for the three months ended June 30, 2014 and 2013 was $52,129 and $29,893,  and for the six months ended June 30, 2014 and 2013  was $103,602 and $43,914, respectively.

Retail/Cultivation facility leases

The Company’s business model of acquiring retail dispensary and cultivation licenses has made it important to acquire real estate either through lease arrangements or through purchase agreements in order to secure a possible license. On May 8, 2014, the Company entered into a lease agreement for five years with a monthly payment of $7,400 in order to apply for a license and build-out of a location for a client.

The following table is a summary of our material contractual lease commitments as of June 30, 2014:

Year Ending	Office Rent	Retail/Cultivation Facility Lease
2014	$88,968	$44,400
2015	177,936	88,800
2016	177,936	88,800
2017	88,968	88,800
2018	-	88,800
2019	-	29,600
Total	$533,808	$429,200

Real Estate Commitments

As part of the changes in the Company’s business model, the Company entered in various real estate purchase agreements at various times in order to allow the filing of retail dispensary or cultivation facility licenses in certain states and localities. These purchase agreements generally provide for a period of due diligence and a termination clause in the event that the Company is unable to obtain a license for its client. The agreements generally also provide for some monthly payment from escrow in order to compensate the real estate owner for the passage of time until the sale transaction is complete. Most of these payment releases from escrow are nonrefundable but applicable towards the purchase price if the Company decides to proceed with the purchase. The Company intends to close on the real estate where purchase agreements have been signed, or to seek partners to replace the Company on each property purchased.

During the six months period ended June 30, 2014 the Company deposited $140,000 into six escrow accounts in order to secure the purchase of real estate to be used for future retail/cultivation facilities with an aggregate purchase price of $4,639,000. The real estate purchase agreements have closing dates varying between July 18, 2014 and January 30, 2015.  Two of the agreements were subsequently extended.

Other Commitments

The Company has an obligation to a prior manufacturer of VII products to purchase certain unused components after a certain period of time upon the completion of the purchase of the stock of VII. The amount the Company is now committed to purchase is approximately $56,000.

Note 15 – Commitments and Contingencies

The Company may rent property, equipment, transportation equipment, and various clinics on an as needed basis.

On August 1, 2011, the Company entered into a lease agreement for office space located in West Hollywood, California through June 30, 2017 at a monthly rate of $14,397.

In addition, the Company leases office facilities located at West Hills, California and Scottsdale, Arizona from unrelated third parties at a monthly rate of $1,300 and $1,420. The West Hills lease is on a month to month basis. The Arizona lease is a non-auto renewing lease with the most current agreement covering the period from November 1, 2013 to April 30, 2014. In March 2014, a new lease agreement was signed for six months commencing May 1, 2014.

At December 17, 2013 the Company’s subsidiary VII entered in to an agreement for a 1 year non-cancelable lease in Deerfield Beach, Florida. The lease starts on January 1, 2014 at a monthly rate of $1,981, after December 31, 2014 the lease will be on a month to month basis.

The Company rents virtual offices/meeting spaces in Tokyo, London and New York on a month to month basis for approximate $330 per month. The payment is charged to rent expense as incurred.

Total rent expense under operating leases for December 31, 2013 and 2012 was $142,200 and $124,727, respectively.

The minimum future lease payments under non-cancelable operating leases with remaining term in excess of one year at December 31, 2013 were as follows:

Year Ending	Amount

2014	196,531
2015	172,759
2016	172,759
2017	86,379
Total	$628,428